INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
Summary of Intangible assets
Intangible assets consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Gross carrying amount
Trade names	48,908	48,908
Brand	-	5,920
Student populations	38,380	39,818
Software	91,254	33,770
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	253,112	202,986
Less: Accumulated amortization
Trade names	-	-
Brand	-	-
Student populations	(36,964)	(37,580)
Software	(89,138)	(32,712)
Customer relationships	(5,270)	(5,270)
Cooperative agreements	(3,046)	(3,554)
Favorable leases	(23,153)	(26,268)
Non-compete agreements	(833)	(833)
	(158,404)	(106,217)
Intangible assets, net
Trade names	48,908	48,908
Brand	-	5,920
Student populations	1,416	2,238
Software	2,116	1,058
Customer relationships	-	-
Cooperative agreements	2,184	1,676
Favorable leases	40,084	36,969
Non-compete agreements	-	-
	94,708	96,769

Schedule of estimated amortization expenses of intangible assets for future annual periods
Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2018	4,606
2019	4,520
2020	4,436
2021	3,491
2022	3,292
Thereafter	21,596
Total	41,941